EMPLOYEE BENEFIT PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

NOTE 13 — EMPLOYEE BENEFIT PLAN

The Company has a 401(k) savings plan (the “401(k) Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating employees may elect to contribute up to 100% of their eligible compensation, subject to certain limitations. The 401(k) Plan provides for a discretionary employer-matching contribution. The Company made no matching contribution to the 401(k) Plan for the six months ended June 30, 2021 and 2020.

NOTE 13 — EMPLOYEE BENEFIT PLAN

The Company has a 401(k) savings plan (the “401(k) Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating employees may elect to contribute up to 100% of their eligible compensation, subject to certain limitations. The 401(k) Plan provides for a discretionary employer-matching contribution. The Company made no matching contribution to the 401(k) Plan in 2020 and 2019.